Income Taxes (Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income) (Detail) ¥ in Millions	Dec. 31, 2017 JPY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 185,637
Within one year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	654
After one year through five years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	38,641
After five years through ten years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	39,278
After ten years through twenty years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	52,250
Indefinite period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 54,814